Other Receivables, Prepayments and Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Receivables, Prepayments and Deposits
Prepayments	$ 7,924	$ 7,108
Value-added tax receivables	3,297	2,166
Interest receivables	2,741	2,936
Deposits	1,081	1,065
Others	1,566	1,614
Total	16,609	14,889
Allowance for credit losses of other receivables, prepayments and deposits	$ 0	$ 0